- - - --------------------------------------------------------------------------------



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 11-K



(Mark One)

[X] ANNUAL REPORT PURSUANT TO SECTION 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934 [FEE REQUIRED]

For the fiscal year ended April 30, 1994

                                       OR

[ ] TRANSITION REPORT PURSUANT TO SECTION 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934 [NO FEE REQUIRED]

For the transition period from ____________________to______________________

Commission file number 0-8088______________________________________________



            FURON COMPANY EMPLOYEES' PROFIT-SHARING-RETIREMENT PLAN
                              (Title of the plan)





                                 FURON COMPANY
                             29982 Ivy Glenn Drive
                        Laguna Niguel, California  92677
                (Name and address of principal executive office
           of the issuer of the securities held pursuant to the plan)

- - - --------------------------------------------------------------------------------

                                 FURON COMPANY
                   EMPLOYEES' PROFIT-SHARING-RETIREMENT PLAN

                         INDEX TO FINANCIAL STATEMENTS
                 AND FINANCIAL STATEMENT SCHEDULES (ITEM 4(a))




                                                                                                  Page
                                                                                                  ----
Report of Independent Auditors                                                                       1

Financial Statements:

     Statements of Net Assets Available for Plan Benefits
       at April 30, 1994 and 1993                                                                  2-3

     Statements of Changes in Net Assets Available for Plan Benefits for
       the years ended April 30, 1994 and 1993                                                     4-5

     Notes to Financial Statements                                                                6-10

Financial Statement Schedules:

       Item 27a Schedule of Assets Held for Investment Purposes at April 30, 1994                   11

       Item 27d Schedule of Reportable Transactions for the year ended April 30, 1994               12

       Schedule of Party-in-Interest Transactions for the year ended April 30, 1994                 13

                                 FURON COMPANY
                   EMPLOYEES' PROFIT-SHARING-RETIREMENT PLAN



ITEM 1.  Not applicable.

ITEM 2.  Not applicable.

ITEM 3.  Not applicable.

ITEM 4.  Financial statements and exhibits

         (a)      Financial statements:

                  Financial Statements and Financial Statement Schedules prepared in accordance with the financial reporting requirements of ERISA filed hereunder are listed in the Index to Financial Statements and Financial Statement Schedules, in lieu of the requirements of Items 1 to 3 above.

         (b)      Exhibits:

         23       Consent of Independent Auditors

                         REPORT OF INDEPENDENT AUDITORS


The Administrative Committee
Furon Company Employees' Profit-
   Sharing-Retirement Plan

We have audited the financial statements of the Furon Company Employees' Profit-Sharing-Retirement Plan (the Plan) listed in the accompanying index to financial statements and financial statement schedules (Item 4 (a)). These financial statements are the responsibility of the Plan's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements listed in the accompanying index to financial statements and financial statement schedules present fairly, in all material respects, the net assets available for plan benefits of the Plan at April 30, 1994 and 1993, and the changes in net assets available for plan benefits for the years then ended, in conformity with generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The accompanying financial statement schedules are presented for purposes of complying with the Department of Labor's Rules and Regulations for Reporting and Disclosure under the Employee Retirement Income Security Act of 1974, and are not a required part of the basic financial statements. The financial statement schedules have been subjected to the auditing procedures applied in our audit of the 1994 financial statements and, in our opinion, are fairly stated in all material respects in relation to the 1994 basic financial statements taken as a whole.



                                                 ERNST & YOUNG

Orange County, CA
June 24, 1994

                                 FURON COMPANY
                   EMPLOYEES' PROFIT-SHARING-RETIREMENT PLAN
              STATEMENT OF NET ASSETS AVAILABLE FOR PLAN BENEFITS

                                 APRIL 30, 1994

                                                                                  Retirement
                        Furon                                                     Government
                       Company        Managed                                       Money
                       Common         Income         Fidelity        Fidelity       Market
                        Stock        Portfolio       Magellan        Puritan       Portfolio
                        Fund           Fund            Fund           Fund           Fund
                      ----------     ----------     ----------     ----------     ----------
Assets:

  Investments,
  at fair value       $3,971,909     $7,672,384     $9,902,029     $4,898,733     $4,944,150

  Loans receivable             -              -              -              -              -
                      ----------     ----------     ----------     ----------     ----------
Net assets avail-
  able for plan
  benefits            $3,971,909     $7,672,384     $9,902,029     $4,898,733     $4,944,150
                      ==========     ==========     ==========     ==========     ==========

                      Fidelity      Fidelity     Fidelity
                     Investment      Asset        OTC        Fidelity
                     Grade Bond     Manager     Portfolio     Contra-    Participant
                        Fund         Fund         Fund         fund         Loans        Total
                     ----------    --------     ---------    --------    -----------   -----------
Assets:

  Investments,
  at fair value       $176,589     $455,017     $138,796     $694,097     $      -     $32,853,704

  Loans receivable           -            -            -            -      534,670         534,670
                      --------     --------     --------     --------     --------     -----------

Net assets avail-
  able for plan
  benefits            $176,589     $455,017     $138,796     $694,097     $534,670     $33,388,374
                      ========     ========     ========     ========     ========     ===========


                           See accompanying notes.

                                 FURON COMPANY
                   EMPLOYEES' PROFIT-SHARING-RETIREMENT PLAN
              STATEMENT OF NET ASSETS AVAILABLE FOR PLAN BENEFITS

                                 April 30, 1993


                                   Furon                                                    Retirement
                                  Company        Managed                                    Government
                                  Common         Income        Fidelity       Fidelity     Money Market
                                   Stock        Portfolio      Magellan        Puritan       Portfolio     Participant
                                   Fund           Fund           Fund           Fund           Fund           Loans         Total
                                ----------     ----------     ----------     ----------    ------------    -----------   -----------
       Assets:

Investments, at fair value      $4,591,208     $8,731,713     $8,642,050     $4,869,677     $5,895,459      $      -     $32,730,107

Loans receivable                         -              -              -              -              -       342,297        342,297
                                ----------     ----------     ----------     ----------     ----------      --------     -----------

Net assets available for
plan benefits                   $4,591,208     $8,731,713     $8,642,050     $4,869,677     $5,895,459      $342,297     $33,072,404
                                ==========     ==========     ==========     ==========     ==========      ========     ===========


                            See accompanying notes.

                                 FURON COMPANY
                   EMPLOYEES' PROFIT-SHARING-RETIREMENT PLAN
         STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR PLAN BENEFITS
                           Year ended April 30, 1994

                                                                                                        Retirement
                                           Furon                                                        Government      Fidelity
                                          Company        Managed                                           Money       Investment
                                          Common         Income           Fidelity         Fidelity       Market         Grade
                                           Stock        Portfolio         Magellan         Puritan       Portfolio        Bond
                                           Fund           Fund              Fund            Fund            Fund          Fund
                                        ----------      ----------      -----------      ----------      ----------      --------
Contributions:
    Employer                            $  179,760     $   266,153      $   357,919      $  184,126      $  112,812      $  7,065
    Participants                           421,282         622,744          915,202         479,855         518,445        18,921
    Rollover contributions                   5,053             546           16,098           7,298          10,111           903
                                        ----------      ----------      -----------      ----------      ----------      --------
      Total contributions                  606,095         889,443        1,289,219         671,279         641,368        26,889
Net investment income (loss):
    Interest                                  -            444,592             -               -            151,163          -
    Interest on loans to participants        2,942           4,606            7,901           4,263           7,805           267
    Dividends                               64,223            -             886,665         579,035            -            8,447
    Net appreciation
      (depreciation) in fair
      value of investments                (342,165)           -             192,790        (138,268)           -          (11,938)
                                        ----------      ----------      -----------      ----------      ----------      --------
Net investment income (loss)              (275,000)        449,198        1,087,356         445,030         158,968        (3,224)
                                        ----------      ----------      -----------      ----------      ----------      --------
  Total contributions and net
    investment income (loss)               331,095       1,338,641        2,376,575       1,116,309         800,336        23,665
Benefits paid to participants of
  divested divisions                      (204,120)       (611,369)        (478,782)       (295,279)       (182,260)         -
Benefits, terminations
  and withdrawals                         (364,064)     (1,061,081)      (1,114,593)       (792,889)       (738,345)          (53)
Fees on loans to participants                 -               (131)            (332)           (369)         (1,124)         -
                                        ----------      ----------      -----------      ----------      ----------      --------
Increase (decrease) in net assets
  available for plan benefits             (237,089)       (333,940)         782,868          27,772        (121,393)       23,612
Account transfers                         (382,210)       (725,389)         477,111           1,284        (829,916)      152,977
Net assets available for plan
  benefits:
    Beginning of year                    4,591,208       8,731,713        8,642,050       4,869,677       5,895,459          -
                                        ----------     -----------      -----------      ----------      ----------      --------
    End of year                         $3,971,909     $ 7,672,384      $ 9,902,029      $4,898,733      $4,944,150      $176,589
                                        ==========     ===========      ===========      ==========      ==========      ========

                                           Fidelity        Fidelity
                                            Asset           OTC           Fidelity
                                           Manager        Portfolio        Contra-        Participant
                                            Fund            Fund            fund             Loans         Total
                                          --------        --------         --------        --------     -----------
Contributions:
    Employer                              $ 18,345        $  6,893         $ 34,933        $   -        $ 1,168,006
    Participants                            56,187          18,677           98,267            -          3,149,580
    Rollover contributions                   1,047           3,935           15,888            -             60,879
                                          --------        --------         --------        --------     -----------
      Total contributions                   75,579          29,505          149,088            -          4,378,465
Net investment income (loss):
    Interest                                   -              -                -               -            595,755
    Interest on loans to participants           31              62              867            -             28,744
    Dividends                               23,286           9,698           37,503            -          1,608,857
    Net appreciation
      (depreciation) in fair
      value of investments                   2,153         (10,249)         (18,203)           -           (325,880)
                                          --------        --------         --------        --------     -----------
Net investment income (loss)                25,470            (489)          20,167            -          1,907,476
                                          --------        --------         --------        --------     -----------
  Total contributions and net
    investment income (loss)               101,049          29,016          169,255            -          6,285,941
Benefits paid to participants of
  divested divisions                          -               (316)         (17,088)           -         (1,789,214)
Benefits, terminations
  and withdrawals                           (2,606)         (2,495)          (9,298)        (93,377)     (4,178,801)
Fees on loans to participants                 -               -                -               -             (1,956)
                                          --------        --------         --------        --------     -----------
Increase (decrease) in net assets
  available for plan benefits               98,443          26,205          142,869         (93,377)        315,970
Account transfers                          356,574         112,591          551,228         285,750          -
Net assets available for plan
  benefits:
    Beginning of year                         -               -                -            342,297      33,072,404
                                          --------        --------         --------        --------     -----------
    End of year                           $455,017        $138,796         $694,097        $534,670     $33,388,374
                                          ========        ========         ========        ========     ===========
                                                       See accompanying notes.

                                 FURON COMPANY
                   EMPLOYEES' PROFIT-SHARING-RETIREMENT PLAN
         STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR PLAN BENEFITS

                           Year ended April 30, 1993



                                   Furon                                                     Retirement
                                  Company         Managed                                    Government
                                  Common          Income        Fidelity        Fidelity    Money Market
                                   Stock         Portfolio      Magellan        Puritan       Portfolio    Participant
                                   Fund            Fund           Fund           Fund           Fund          Loans       Total
                               -----------      -----------    ----------     ----------    -----------    ----------   -----------
Contributions:
  Employer                      $  223,424      $  321,095     $  375,887     $  181,045    $   95,733     $      -     $ 1,197,184
  Participants                     524,827         751,723        940,991        448,707       620,997            -       3,287,245
  Rollover contributions             1,480           4,227          2,522          3,097         4,000            -          15,326
                                ----------      ----------     ----------     ----------    ----------     --------     -----------
  Total contributions              749,731       1,077,045      1,319,400        632,849       720,730            -       4,499,755

Net investment income:
  Interest                               -         501,768              -              -       181,265            -         683,033
  Interest on loans to
    participants                       690           4,713          3,176          2,415         5,501            -          16,495
  Dividends                         68,831               -      1,040,476        378,447             -            -       1,487,754
  Net appreciation
    (depreciation) in
    fair value of
    investments                  1,209,553               -        132,668        393,144             -            -       1,735,365
                                ----------      ----------     ----------     ----------    ----------     --------     -----------
Net investment income            1,279,074         506,481      1,176,320        774,006       186,766            -       3,922,647
                                ----------      ----------     ----------     ----------    ----------     --------     -----------
       Total contributions
         and net investment
         income                  2,028,805       1,583,526      2,495,720      1,406,855       907,496            -       8,422,402

Benefits, terminations and
  withdrawals                     (658,018)       (871,184)      (643,473)      (419,583)     (555,427)           -      (3,147,685)
Fees on loans to
  participants                           -            (193)          (237)          (427)         (639)           -          (1,496)
                                ----------      ----------     ----------     ----------    ----------     --------     -----------
Increase in net assets
  available for plan
  benefits                       1,370,787         712,149      1,852,010        986,845       351,430            -       5,273,221

Account transfers                 (627,331)        190,873         16,092        306,461      (228,392)     342,297               -

Net assets available for
  plan benefits:

  Beginning of year              3,847,752       7,828,691      6,773,948      3,576,371     5,772,421            -      27,799,183
                                ----------      ----------     ----------     ----------    ----------     --------     -----------

  End of year                   $4,591,208      $8,731,713     $8,642,050     $4,869,677    $5,895,459     $342,297     $33,072,404
                                ==========      ==========     ==========     ==========    ==========     ========     ===========

                            See accompanying notes.

1.       Summary of significant accounting policies

         Basis of presentation

         The accompanying financial statements of the Furon Company Employees' Profit-Sharing-Retirement Plan (the Plan) have been prepared on the accrual basis of accounting. The Plan is a defined contribution profit sharing plan and is sponsored by Furon Company (the Company).

         Investment valuation

         The Plan values investments in marketable securities at the last reported sale price on the last business day of the Plan's year. Securities not traded on the last business day are valued at the last reported bid price. Money market funds are valued at cost, which approximates market. The Managed Income Portfolio Fund is valued at fair value as determined in good faith by the Trustee.

         Income tax status

         The Internal Revenue Service has issued a determination letter indicating that the Plan is qualified, in form, under Sections 401(a) and 401(k) of the Internal Revenue Code (the Code), and the underlying trust is, therefore, exempt from federal income taxes under Section 501(a) of the Code. The Administrative Committee (the Committee) of the Plan has indicated that it is not aware of any events which would cause the Plan to become disqualified in operation.

         Contributions

         Company contributions are accrued in the period in which they are authorized by the Board of Directors of the Company. Contributions by participants are recorded when payroll deductions are made.

         Other

         Purchases and sales of investments are reflected on the trade dates. Gains or losses on sales or distributions of investments are based on average cost.

2.       Contributions and benefits

         Contributions to the Plan can be in the form of: (1) compensation deferral contributions which are withheld from the participant's pay and are limited to 10% of total compensation or the current IRS limitation, whichever is less; (2) voluntary after-tax contributions, also limited to 10% of compensation, which can either be withheld from the participant's pay or contributed directly by the participant; (3) Company primary contributions which are a percentage of total compensation, as defined, as determined by the Board of Directors and
         (4) Company matching contributions which are a percentage of the participant's compensation deferral contributions as determined by the Board of Directors. Participants are also allowed to make "rollover contributions" from other qualified plans, if such contributions are made in accordance with the Plan document. The following table summarizes amounts contributed by the Company:

                                                            For the year      For the year
                                                                ended            ended
                                                           April 30, 1994     April 30, 1993
                                                           --------------     --------------
               Company primary contribution, as a
                  percent of compensation                        1%                 1%

               Company matching contribution, as a
                  percent of participant compensation
                  deferral contributions                        25%                25%

         On March 22, 1994, the Board of Directors approved an increase in the Company matching contribution to 35% for the plan year ending April 30, 1995.

         Participants have nine funds from which to invest their contributions and those of the Company. These funds consist of a Managed Income Portfolio Fund, Retirement Government Money Market Portfolio Fund, the Fidelity Puritan Fund, the Fidelity Magellan Fund, the Furon Company Common Stock Fund, the Fidelity Investment Grade Bond Fund, the Fidelity Asset Manager Fund, the Fidelity Contrafund, and the Fidelity OTC Portfolio Fund. All of these funds except for the Fidelity Magellan Fund, the Fidelity Puritan Fund and the Fidelity Contrafund are components of other investment trust funds managed by Fidelity. Participant balances are invested at the participant's discretion and may be allocated among all funds. The allocation between funds may be changed at the participants discretion at any time.

         All amounts allocated to a participant's compensation deferral account, voluntary contribution account, rollover account, and matching contribution account (subject to certain annual eligibility requirements) are fully vested at all times. A participant's primary company contribution does not vest until the completion of five years of service at which time the contributions become fully vested. Notwithstanding the above, a participant shall become fully vested upon retirement at age 60 or older, death, permanent disability or plan termination.

         Participants may request a withdrawal of all or part of their voluntary contributions made prior to December 31, 1986. In addition, participants are entitled to request all or a portion of their salary deferral contributions, or all or part of their voluntary contributions made after December 31, 1987, if it is determined by the Committee that the request meets the IRS defined hardship withdrawal requirements. Such payments to participants are made in a lump sum.

         Separate investment accounts are maintained for each participant and adjusted at least annually as follows:

         (a) For a pro rata share of income, expenses, and net appreciation (depreciation) in the fair value of investments of each respective Fund on the ratio of each participant's balance to the total of the respective Fund balance as of the date of the previous allocation.

         (b) For a pro rata share of the Company's primary contribution determined by the percentage which the participant's qualified compensation bears to the total qualified compensation of all participants through the last day of the Plan year.

         (c) At the Company's discretion unvested forfeitures may be allocated to remaining participants based upon the percentage of the remaining participant's compensation to the total compensation of all participants as described in (b).

         The amounts forfeited by terminated employees and used to reduce Company contributions for the years ended April 30, 1994 and 1993 were $130,000 and $200,000, respectively.

         Included in net assets available for plan benefits at April 30, 1994 and 1993 were $86,323 and $100,212, respectively, of terminated participants' nonvested benefits which will be reallocated, at the Company's discretion, to remaining participants or used to reduce future Company contributions.

         In accordance with the Retirement Equity Act of 1984 (REACT), former participants who return to employment with the Company prior to incurring a five consecutive year break in service, are entitled to have their previously forfeited amounts restored to their individual account. Amounts required to restore such account balances are provided by the Company.

         No current income tax liability accrues to the participants in connection with the Company's contributions, interest, dividends or capital gains (losses) realized by the Plan. Amounts distributed to the participants are taxable to the participants in accordance with tax laws governing qualified plan distributions.

         Also included in net assets available for plan benefits were $1,783,987 and $2,213,921 of nondistributed vested benefits related to participants who have terminated or retired from the Company at April 30, 1994 and 1993, respectively.

         Participants may borrow from their individual accounts, subject to approval of the Committee. The maximum amount which may be borrowed is limited to the lesser of 50% of the vested portion of the participant's account, or $50,000, with a minimum loan amount of $1,000. Generally, loan terms are over a five year period with payments to be made at least quarterly. However, if the loan is for the purchase of the participant's principal residence the Committee may permit the loan to be repaid over a ten year period. The loans bear interest at a fixed rate, established by the Committee, which must be at least equal to the prime rate in effect at the date of loan approval, plus 1%. In the event of a borrower's termination, final distribution, or death the participant's loan must be immediately repaid.

3.       Net appreciation (depreciation) in fair value of investments

         Net appreciation (depreciation) in fair value of investments consist of both realized and unrealized gains and losses. Realized gains and losses are measured as the difference between historical cost of investments sold or redeemed during the year and the proceeds received from their redemption. Unrealized gains and losses are measured as the difference in fair market value at the beginning and end of the period as compared to historical cost.

4.       Administration of the Plan

         The Plan is administered by the Committee which is appointed by the Company's Board of Directors. The Trustee of the Plan is Fidelity Management Trust Company. The trust agreement requires that the Trustee hold, administer and distribute the funds of the Plan in accordance with the text of the Plan and the instructions of the Committee.

         While the Company has not expressed any intent to terminate the Plan, it is free to do so at any time. In the event of such termination, each participant will automatically become fully vested to the extent of the balance in his separate account.

         The valuation and performance of the Plan's investment funds are subject to changes in market prices and credit risk. The investments held by the Funds, excluding the Furon Company Common Stock Fund, are made at the discretion of the Fund investment managers and are subject to ERISA regulations. In the event of non-performance by other parties, the Plan's exposure to credit loss on investments is limited to the carrying value of such investments. Except for the Furon Company Common Stock Fund, the Committee believes that no significant concentration of credit risk exists within each fund at April 30, 1994.

         The Company pays all expenses for the Plan incurred in the administration of the Plan.

5.  Investments

    Investments at April 30, 1994 and 1993 are as follows:

                                                          1994                           1993
                                                 ----------------------         ----------------------
                                                 Unit, shares                   Unit, shares
                                                   or face        Fair            or face        Fair
                                                   amount         value           amount         value
                                                   ------         -----           ------         -----
    Investments at fair value:

      Furon Company Common stock                    260,453     $ 3,971,909        278,255     $ 4,591,208

      Managed Income Portfolio                    7,672,384       7,672,384      8,731,713       8,731,713

      Fidelity Magellan Fund                        140,614       9,902,029        125,048       8,642,050

      Fidelity Puritan Fund                         312,220       4,898,733        300,580       4,869,677

      Retirement Government Money
      Market Portfolio                            4,944,150       4,944,150      5,895,459       5,895,459


      Fidelity Investment Grade
         Bond Fund                                   24,190         176,589          -               -

       Fidelity Asset Manager                        31,337         455,017          -               -

       Fidelity OTC Portfolio                         6,061         138,796          -               -

       Fidelity Contrafund                           22,765         694,097          -               -
                                                                -----------                    -----------

Total investments at fair value                                 $32,853,704                    $32,730,107
                                                                ===========                    ===========

                                                   Financial Statement Schedules

                                   SCHEDULE I

                                 FURON COMPANY
                   EMPLOYEES' PROFIT-SHARING-RETIREMENT PLAN

           ITEM 27a SCHEDULE OF ASSETS HELD FOR INVESTMENT PURPOSES

                                 April 30, 1994


                                        Description of       Units, shares                                     Fair
    Identity of Issue                     Investment         or face amount              Cost                  value
    -----------------                   --------------       --------------              ----                  -----
Furon Company Common Stock*              Common Stock            260,453             $ 3,534,717           $ 3,971,909

Managed Income Portfolio*                Commingled            7,672,384               7,672,384             7,672,384
                                         Pension Fund

Fidelity Magellan Fund*                  Mutual Fund             140,614               9,201,084             9,902,029

Fidelity Puritan Fund*                   Mutual Fund             312,220               4,577,396             4,898,733

Retirement
      Government Money
      Market Portfolio*                  Mutual Fund           4,944,150               4,944,150             4,944,150

Fidelity Investment Grade Bond Fund*     Mutual Fund              24,190                 188,191               176,589

Fidelity Asset Manager*                  Mutual Fund              31,337                 466,459               455,017

Fidelity OTC Portfolio*                  Mutual Fund               6,061                 148,941               138,796

Fidelity Contrafund*                     Mutual Fund              22,765                 713,404               694,097
                                                                                     -----------           -----------

 Total investments in securities                                                      $31,446,726           $32,853,704
                                                                                      ===========           ===========

* Party-in-interest

                                  SCHEDULE II

                                 FURON COMPANY
                   EMPLOYEES' PROFIT-SHARING RETIREMENT PLAN

                 ITEM 27d SCHEDULE OF REPORTABLE TRANSACTIONS

                           Year ended April 30, 1994


                                                                                                        Current
                                                                            Expense                     value at
                                   Purchase          Selling             incurred with     Cost of     transaction
Description of asset                price             price               transaction    asset sold       date           Net gain
- - - --------------------               --------          -------             -------------   ----------    -----------       --------
Managed Income
   Portfolio                      $2,031,830          $        -          $       -      $        -      $2,031,830      $     -

Managed Income
   Portfolio                               -           3,091,158                  -       3,091,058       3,091,158            -

Fidelity Puritan Fund              1,909,546                   -                  -               -       1,909,546            -

Fidelity Puritan Fund                      -           1,741,518                  -       1,570,660       1,741,518      170,858

Fidelity Magellan Fund             4,363,783                   -                  -               -       4,363,783            -

Fidelity Magellan Fund                     -           3,296,489                  -       3,055,607       3,296,489      240,882

Retirement Government
   Money Market Portfolio          1,998,342                   -                  -               -       1,998,342            -

Retirement Government
   Money Market Portfolio                  -           2,938,340                  -       2,938,340       2,938,340            -


The above schedule is a listing of transactions in the year ended April 30, 1994 that were greater than 5% of the net assets of the Plan at May 1, 1993.

                                 SCHEDULE III

                                FURON COMPANY

                  EMPLOYEES' PROFIT-SHARING-RETIREMENT PLAN
                  SCHEDULE OF PARTY-IN-INTEREST TRANSACTIONS
                          Year ended April 30, 1994


A schedule of party-in-interest transactions has not been presented because there were no party-in-interest transactions which are prohibited by ERISA
Section 406 and for which there is no statutory or administrative exemption.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934, the Plan Administrative Committee has duly caused this annual report to be signed on its behalf by the undersigned hereunto duly authorized.


                                      FURON COMPANY EMPLOYEES'
                                      PROFIT-SHARING-RETIREMENT PLAN



                                      By:            JOHN V. MAY
                                          --------------------------------
                                                     John V. May
                                           Chairman of Plan Administrative
                                                      Committee



Dated: July 13, 1994